FAIR VALUE MEASUREMENT - Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 4,851,733	€ 4,141,104
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	805,594	665,097
Liabilities	11,342	1,444
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	11,342	1,444
Recurring fair value measurement | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	793,664	647,706
Recurring fair value measurement | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,142
Recurring fair value measurement | Investments and other financial assets - Delta Topco option
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5,705
Recurring fair value measurement | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,788	11,686
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	798,806	653,411
Liabilities	0	0
Recurring fair value measurement | Level 1 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	793,664	647,706
Recurring fair value measurement | Level 1 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,142
Recurring fair value measurement | Level 1 | Investments and other financial assets - Delta Topco option
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		5,705
Recurring fair value measurement | Level 1 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,788	11,686
Liabilities	11,342	1,444
Recurring fair value measurement | Level 2 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	11,342	1,444
Recurring fair value measurement | Level 2 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 2 | Investments and other financial assets - Delta Topco option
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0
Recurring fair value measurement | Level 2 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	6,788	11,686
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement | Level 3 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Investments and other financial assets - Liberty Media
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0
Recurring fair value measurement | Level 3 | Investments and other financial assets - Delta Topco option
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets		0
Recurring fair value measurement | Level 3 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0